Share Capital and Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Share Capital Issued and Outstanding

The share capital issued and outstanding at December 31, 2019 and 2018 is as follows:

	December 31, 2019		December 31, 2018
	Number	Amount	Number	Amount
Issued common shares	23,313,164	$932,951	720,306	$583,517
Share purchase loan to a former officer	-	-	-	(400)
Issued and fully paid common shares	23,313,164	$932,951	720,306	$583,117

Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the issued and outstanding common shares during the year ended December 31, 2019 and 2018 were as follows:

	2019		2018
	Number	Amount	Number	Amount
Balance - beginning of year	720,306	$583,117	710,549	$575,150
Issued to acquire assets	4,420	1,326	1,113	1,960
Issued to acquire non-controlling interest (note 20)	-	-	4,712	3,629
Exercise of stock options (note 19b)	-	-	1,677	1,073
Shares issued pursuant to a restricted share units plan (note 19b)	-	-	310	554
Shares issued pursuant to debt restructuring	15,050,312	228,915	-	-
Shares issued for cash	7,536,654	118,648	1,945	751
Shares released from escrow	-	400	-	-
Shares issued in payment to suppliers	1,472	545	-	-
Balance - end of year	23,313,164	$932,951	720,306	$583,117

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

Changes in the number of stock options outstanding during the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019		2018		2017
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise price	Number	exercise price	Number	exercise price
Balance - beginning of year	21,625	$1,464.49	14,256	$1,782.70	14,220	$1,406.24
Granted	2,218,810	33.13	10,837	755.97	3,720	1,993.06
Forfeited	(16,774)	159.61	(377)	1,933.34	(599)	2,535.18
Exercised	-	-	(1,681)	376.10	(3,081)	155.03
Cancelled	(11,713)	1,237.94	-	-	-	-
Expired	(2,084)	1,176.20	(1,410)	408.43	(4)	127.50
Balance - end of year	2,209,864	$38.72	21,625	$1,464.49	14,256	$1,782.70

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values	The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2019, 2018 and 2017 were as follows:
	2019	2018	2017
Expected dividend rate	-	-	-
Expected volatility of share price	45.0%	66.1%	61.8%
Risk-free interest rate	1.4%	2.1%	1.2%
Expected life in years	7.2	7.9	6.7
Weighted average grant date fair value	$12.74	$221.64	$1,181.38

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At December 31, 2019, stock options issued and outstanding by range of exercise price are as follows:

		Weighted average
		remaining	Weighted		Weighted
Range of	Number	contractual life	average	Number	average
exercise price	outstanding	(in years)	exercise price	exercisable	exercise price
$7.86 - $27.00	407,788	9.6	$19.68	74,705	$27.00
$36.00	1,794,224	9.4	36.00	311,605	36.00
$390.00 - 3,190.00	7,852	5.8	1647.67	6,490	1,758.22
	2,209,864	9.4	$38.72	392,800	$62.74

Schedule of Total Share-Based Payments Expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017 as indicated in the following table:

	2019	2018	2017
Cost of sales and other production expenses	$107	$299	$370
Research and development expenses	7,137	2,295	4,150
Administration, selling and marketing expenses	14,786	4,128	4,142
	$22,030	$6,722	$8,662

Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

Changes in the number of RSU outstanding during the years ended December 31, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Balance - beginning of year	18,299	9,799	9,237
Granted	12,564	10,329	7,449
Expired	-	(1,578)	(3,157)
Forfeited	(409)	(19)	(539)
Released	-	(232)	(3,191)
Paid in cash	(8,396)	-	-
Cancelled	(4,493)	-	-
Balance - end of year	17,565	18,299	9,799

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table summarizes the changes in the number of warrants outstanding during the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
Balance of warrants - beginning of year	153,611	$1,028.35	121,671	$2,109.21
Issued for cash	19,402	156.36	-	-
Issued to acquire assets	-	-	4,000	3,000.00
Cancelled - loan modification	(168,735)	872.51	(100,117)	2,384.42
Issued - loan modification	168,735	15.21	128,057	1,000.00
Expired	(278)	6,390.00	-	-
Balance of warrants - end of year	172,735	$84.33	153,611	$1,028.35
Balance of warrants exercisable - end of year	170,735	$50.17	149,611	$975.64

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

The warrants outstanding as at December 31, 2019, their exercise price, expiry rate and the overall weighted average exercise price are as follows:

Number	Expiry date	Exercise price
4,000	January 2023	3,000.00
168,735	April 2027	15.21
172,735		$84.33